UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2012
                                               ------------------

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):         [ ] is a restatement.
                                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Staley Capital Advisers, Inc.
         ---------------------------------
Address: Suite 3950
         ---------------------------------
         One Oxford Centre
         ---------------------------------
         Pittsburgh, PA 15219
         ---------------------------------

Form 13F File Number: 28-05491


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       John A. Staley, IV
            --------------------------------
Title:      President
            --------------------------------
Phone:      412 394-1292
            --------------------------------

Signature, Place, and Date of Signing:

/s/ John A. Staley, IV           Pittsburgh, PA         May 11, 2012
------------------------------------------------------------------------
[Signature]                      [City, State]                     [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

                           FORM 13F INFORMATION TABLE

Report Summary:

Number of Other Included Managers:                          0
                                                    ------------------

Form 13F Information Table Entry Total:                     103
                                                    ------------------

Form 13F Information Table Value Total:              $ 511,689
                                                    ------------------
                                                       (thousands)


List of Other Included Managers:



Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No.           Form 13F File Number        Name
              28-
                 -------------            ---------------------------------

[Repeat as necessary.]



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M COMPANY                     COM              88579Y101    20199   226424 SH       Sole                   225824               600
ALLSTATE CORP.                 COM              020021010      230     7000 SH       Sole                     7000
ALTRIA GROUP INC.              COM              02209S103      799    25870 SH       Sole                    25870
APPLE INC                      COM              037833100     4992     8327 SH       Sole                     8327
ASCENT CAPITAL GROUP INC SERIE COM              043632108     9458   200000 SH       Sole                   200000
AT&T CORP.                     COM              001957109      637    20404 SH       Sole                    20404
BEAM INC.                      COM              349631101     7903   134927 SH       Sole                   134927
BERKSHIRE HATHAWAY CL A        COM              084670108      731        6 SH       Sole                        6
BERKSHIRE HATHAWAY CL B        COM              084670702     9648   118895 SH       Sole                   118745               150
BP PLC - SPONS ADR             COM              056622104      281     6238 SH       Sole                     6238
BRISTOL-MYERS                  COM              110122108      796    23600 SH       Sole                    23600
BROCADE COMM.                  COM              111621306     6279  1092000 SH       Sole                  1092000
CHEVRON CORP                   COM              166764100     7928    73949 SH       Sole                    73399               550
CISCO SYSTEMS                  COM              17275R102     4643   219510 SH       Sole                   218910               600
CNO FINANCIAL                  COM              12621E103    24258  3118050 SH       Sole                  3117050              1000
COCA COLA CO                   COM              191216100     7156    96685 SH       Sole                    95785               900
CONOCOPHILLIPS                 COM              20825C104      595     7830 SH       Sole                     7830
CVS CORP.                      COM              126650100    16817   375385 SH       Sole                   375385
DEERE & CO                     COM              244199105     2209    27300 SH       Sole                    27300
DISCOVER COMM C                COM              25470F302    14064   300000 SH       Sole                   300000
DOVER CORP                     COM              260003108     1013    16100 SH       Sole                    16100
DU PONT                        COM              263534109     9123   172450 SH       Sole                   171550               900
EMC CORP./MASS                 COM              268648102      623    20856 SH       Sole                    20856
EXELIS INC                     COM              30162A108     2552   203865 SH       Sole                   203865
EXXON MOBIL                    COM              30231G102     2481    28610 SH       Sole                    28610
FEDERAL MOGUL CORPORATION      COM              313549404     2704   157100 SH       Sole                   157100
FEDERATED INVESTORS            COM              314211103      492    21947 SH       Sole                    21947
FORTUNE BRANDS HOME & SECURITY COM              34964c106     2101    95200 SH       Sole                    95200
FREEPORT-MCMORAN               COM              35671d857     1932    50800 SH       Sole                    50800
GENERAL ELECTRIC               COM              369604103      650    32371 SH       Sole                    32371
GOOGLE INC                     COM              38259P508     1114     1737 SH       Sole                     1737
HALLIBURTON CO.                COM              406216101      473    14252 SH       Sole                    14252
HALLMARK FINL SVCS INC         COM              40624Q203     6312   800000 SH       Sole                   800000
HARMAN INTL.                   COM              413086109    16519   352900 SH       Sole                   352900
INTEL CORP                     COM              458140100     7550   268525 SH       Sole                   266525              2000
INTELLIPHARMACEUTICS I COM     COM              458173101       28    10000 SH       Sole                    10000
INTL. BUS. MACHINES            COM              459200101      291     1397 SH       Sole                     1397
ITT CORP                       COM              450911201     2338   101932 SH       Sole                   101932
J.P. MORGAN CHASE              COM              46625H100     9759   212246 SH       Sole                   210746              1500
JOHNSON&JOHNSON                COM              478160104     6686   101357 SH       Sole                   101357
KRAFT FOODS                    COM              50075N104      276     7262 SH       Sole                     7262
LIBERTY INTERACTIVE CORPORATIO COM              53071M104     8113   425000 SH       Sole                   425000
MCDONALD'S CORP.               COM              580135101      944     9624 SH       Sole                     9624
MCEWEN MNG INC                 COM              58039P107     7550  1700400 SH       Sole                  1700400
MICROSOFT CORP                 COM              594918104    17397   539344 SH       Sole                   539344
NETFLIX INC.                   COM              64110L106      259     2250 SH       Sole                     2250
NORWOOD RES.                   COM              669958100        0    10000 SH       Sole                    10000
OMNICARE INC                   COM              681904108    15775   443500 SH       Sole                   443500
OPTIMER PHARM.                 COM              68401H104      278    20000 SH       Sole                    20000
PACIFIC RIM MINING             COM              694915208       10    83000 SH       Sole                    83000
PAR PHARM.                     COM              69888P106     7396   190956 SH       Sole                   190956
PFIZER INC                     COM              717081103    14380   635035 SH       Sole                   631835              3200
PHILIP MORRIS INTl.            COM              718172109    18007   203219 SH       Sole                   202019              1200
PNC BANK CORP.                 COM              693475105      357     5540 SH       Sole                     5540
PROCTER & GAMBLE               COM              742718109      359     5347 SH       Sole                     5347
QUALCOMM INC.                  COM              747525103    22471   330171 SH       Sole                   329171              1000
ROYAL DUTCH SHELL              COM              780259206     1277    18207 SH       Sole                    18207
SATCON TECH                    COM              803893106       32    88000 SH       Sole                    88000
SCHLUMBERGER                   COM              806857108      210     3000 SH       Sole                     3000
SOUTHWSTRN ENERGY              COM              845467109      581    19000 SH       Sole                    19000
TOYOTA MOTOR                   COM              892331307      224     2581 SH       Sole                     2581
TYCO INTL.                     COM              G9143X208    30087   535546 SH       Sole                   533546              2000
UNITED BANKSHARES              COM              909907107     4680   162169 SH       Sole                   162169
UNITED COMMUNITY BANKS INC     COM              90984P303     3900   400000 SH       Sole                   400000
USG CORP NEW                   COM              903293405     5160   300000 SH       Sole                   300000
VANTAGE DRILLING COMPA ORD SHS COM              G93205113      112    70000 SH       Sole                    70000
VERIZON COMM.                  COM              92343V104     8134   212775 SH       Sole                   212775
WASTE MGMT.                    COM              94106L109     1253    35850 SH       Sole                    35850
XYLEM INC                      COM              98419M100     5657   203865 SH       Sole                   203865
YPF S.A. - ADR                 COM              984245100      327    11500 SH       Sole                    11500
ZIMMER HOLDINGS                COM              98956P102    12601   196035 SH       Sole                   196035
GENERAL MOTORS 4.75% 12/1/13                    37045v209    12344   294955 SH       Sole                   293455              1500
ISHARES SILVER TRUST           MUTUAL           46428Q109      229     7300 SH       Sole                     7300
ISHARES TR S&P MIDCAP 400      MUTUAL           464287507      298     3000 SH       Sole                     3000
MARKET VECTORS GOLD MINERS     MUTUAL           57060U100     1957    39500 SH       Sole                    39500
SPDR-HEALTHCARE                MUTUAL           81369Y209     2125    56500 SH       Sole                    56500
SPDR-UTILITIES                 MUTUAL           81369Y886      526    15000 SH       Sole                    15000
WISDOMTREE LARGECAP DIV        MUTUAL           97717W307     1544    29145 SH       Sole                    29145
iSHARES DIVIDEND               MUTUAL           464287168      364     6500 SH       Sole                     5000              1500
iSHARES PREFERRED STOCK INDEX  MUTUAL           464288687      554    14200 SH       Sole                    14200
iSHARES RUSSELL 1000 GROWTH    MUTUAL           464287614    46056   696971 SH       Sole                   693571              3400
iSHARES RUSSELL 1000 VALUE     MUTUAL           464287598      537     7657 SH       Sole                     7657
ISHARES EAFE GROWTH INDEX      COM              464288885     2842    48466 SH       Sole                    48266               200
ISHARES MSCI EAFE VALUE        COM              464288877      393     8365 SH       Sole                     8365
MARKET VECTORS VIETNAM ETF     COM              57060U761      211    11000 SH       Sole                    11000
SPDR S&P INTL. DIVIDEND        COM              78463X772     2285    45725 SH       Sole                    45725
GUGGENHEIM GLOBAL TIMBER       COM              18383Q879      339    18000 SH       Sole                    18000
ISHARES COMEX GOLD TRUST       COM              464285105      879    54005 SH       Sole                    54005
MARKET VECTORS AGRIBUSINESS    COM              57060u605      399     7550 SH       Sole                     7550
REDWOOD TRUST                  COM              758075402     2059   183850 SH       Sole                   183850
SPDR GOLD TRUST                COM              78463v107     7634    47091 SH       Sole                    46691               400
EATON VANCE LIMITED DURATION   BOND             27828H105      249    15500 SH       Sole                    15500
ISHARES BARCLAYS 1-3 YR TREAS  BOND             464287457      468     5550 SH       Sole                     5550
SPDR BRCLYS CAPITAL HI YLD     BOND             78464A417     1290    32770 SH       Sole                    32770
SPDR SHORT-TERM CORPORATE BOND BOND             78464A474     2744    89893 SH       Sole                    89893
iSHARES AGGREG. INDEX          BOND             464287226     9144    83245 SH       Sole                    82245              1000
iSHARES BARCLAYS 1-3 YR CREDIT BOND             464288646     2330    22175 SH       Sole                    22175
iSHARES BARCLAYS TIPS          BOND             464287176      235     2000 SH       Sole                     2000
iSHARES INTERMED. CREDIT       BOND             464288638      299     2750 SH       Sole                     2750
BLACKROCK MUNIYIELD INV FUND   TAX-FREE         09254R104      523    34000 SH       Sole                    34000
SPDR BARCLAYS MUNI BOND ETF    TAX-FREE         78464A458      210     8800 SH       Sole                     8800
SPDR SHORT TERM MUNICIPAL      TAX-FREE         78464A425     8064   330900 SH       Sole                   330900
iSHARES NATIONAL AMT-FREE MUNI TAX-FREE         464288414      383     3500 SH       Sole                     3500